Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Current	$ 87,240	$ 50,560	[1]
Non-current	517,289	325,541	[1]
Total lease liabilities	604,529	376,101		$ 314,747	$ 184,494
Lease payments	$ 112,800	$ 96,200		$ 58,400

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).